Income Tax - Summary of Movement in Recognized Deferred Tax Liability (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	€ (20,251)	€ (20,671)		€ (18,224)
Recognized in profit/(loss)	(2,595)	(564)		(2,232)
Acquisitions	(9,569)
Effects of movements in exchange rates	184	984		(215)
Ending balance	(32,231)	(20,251)		(20,671)
Offset deferred tax assets	10,895
Net deferred tax assets/(liabilities)	(21,336)	(9,628)	[1]	(9,951)	[1]
Other liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,356)	(1,300)		(1,106)
Recognized in profit/(loss)	305	(56)		(194)
Ending balance	(1,051)	(1,356)		(1,300)
Offset deferred tax assets	1,608
Net deferred tax assets/(liabilities)	557
Property, plant and equipment, and intangibles [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(18,895)	(19,371)		(17,118)
Recognized in profit/(loss)	(2,900)	(508)		(2,038)
Acquisitions	(9,569)
Effects of movements in exchange rates	184	984		(215)
Ending balance	(31,180)	€ (18,895)		€ (19,371)
Offset deferred tax assets	6,045
Net deferred tax assets/(liabilities)	(25,135)
Tax loss carryforward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Offset deferred tax assets	3,242
Net deferred tax assets/(liabilities)	€ 3,242

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.